Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 241,065,567
Interest and dividends	38,539,841
Contributions:
Participant	78,854,765
Employer	49,600,241
Rollovers	11,231,362
Total additions	419,291,776
Benefits paid directly to participants	(206,513,464)
Net increase	212,778,312
Net assets available for benefits:
Beginning of year	1,885,575,832
End of year	$ 2,098,354,144